Financial Instruments and Financial Risk Management - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	$ 949,751	$ 944,980
Financial assets, Fair Value	949,751	944,980
Financial liabilities, Carrying Amount	3,061,757	2,583,237
Financial liabilities, Fair Value	2,998,823	2,377,717
Assets Carried at Fair Value | Investment in Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	22,097	50,209
Financial assets, Fair Value	22,097	50,209
Assets Carried at Amortized Cost | Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	927,654	894,771
Financial assets, Fair Value	927,654	894,771
Liabilities Carried at Fair Value | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	19,686	27,119
Financial liabilities, Fair Value	19,686	27,119
Liabilities Carried at Amortized Cost | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	639,190	671,936
Financial liabilities, Fair Value	639,190	671,936
Liabilities Carried at Amortized Cost | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	2,402,881	1,884,182
Financial liabilities, Fair Value	$ 2,339,947	$ 1,678,662